Equity	6 Months Ended
Jun. 30, 2019
Equity Explanatory [Abstract]
EQUITY

NOTE 7 - EQUITY:

a.	Composition of share capital:

	Number of shares
	Authorized	Issued and paid	Authorized	Issued and paid
	June 30, 2019		December 31, 2018
Ordinary shares of no par value	5,000,000,000	188,986,990	1,000,000,000	55,473,813

b.	For further information regarding the Company’s issuance of shares, see note 6 and note 8.